SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of allowance for doubtful accounts

The table below presents the movement of allowance for doubtful accounts from customers for the year ended December 31, 2023 and 2024.

	2023	2024
	US$	US$
Balance as of January 1,	696,508	991,286
Additional/(Reversal)	294,778	14,292,716
Write-off	—	—
Balance as of December 31,	991,286	15,284,002

Schedule of estimated useful lives of property, plant and equipment	Depreciation is calculated on a straight‑line basis over the following estimated useful lives:

Electronic equipment	3 years
Office equipment	5-14.25 years
Software	3-5 years
Leasehold improvement	Shorter of the lease terms or the estimated useful lives of the assets